Organization and principal activities (Tables)	12 Months Ended
Dec. 31, 2018
Organization and principal activities
Summary of Subsidiaries of Company and Consolidated Variable Interest Entities

The accompanying consolidated financial statements include the financial statements of the Company, its subsidiaries and consolidated VIEs and the VIE’s subsidiaries (defined in Note 1(b)) as follows:

		% of direct
		or indirect		Place of
		economic	Date of	incorporation/
Name	Relationship	ownership	incorporation	establishment	Principal activities
Digital Marketing Group Limited	Subsidiary	100%	October 2006	Hong Kong	Dormant
Tetris Media Limited	Subsidiary	100%	July 2007	Hong Kong	Internet marketing services and solutions
iClick Interactive Asia Limited	Subsidiary	100%	December 2008	Hong Kong	Internet marketing services and solutions
Optimix Media Asia Limited	Subsidiary	100%	March 2009	Hong Kong	Investment holding
China Search (Asia) Limited	Subsidiary	100%	September 2010	Hong Kong	Internet marketing services and solutions
Diablo Holdings Corporation	Subsidiary	100%	August 2010	British Virgin Islands (“BVI”)	Investment holding
Harmattan Capital Holdings Corporation	Subsidiary	100%	August 2010	BVI	Investment holding
iClick Interactive (Singapore) Pte. Ltd.	Subsidiary	100%	January 2011	Singapore	Internet marketing services and solutions
iClick Interactive (Beijing) Advertisement Co., Ltd	Subsidiary	100%	January 2011	The PRC	Internet marketing services and solutions
Search Asia Technology (Shenzhen) Co., Ltd.	Subsidiary	100%	January 2011	The PRC	Internet marketing services and solutions
i-Click Interactive Taiwan Limited Taiwan Branch	Subsidiary’s branch	100%	September 2011	Taiwan	Internet marketing services and solutions
Performance Media Group Limited	Subsidiary	100%	January 2013	Hong Kong	Internet marketing services and solutions

The accompanying consolidated financial statements include the financial statements of the Company, its subsidiaries and consolidated VIEs and the VIE’s subsidiaries (defined in Note 1(b)) as follows:

		% of direct
		or indirect		Place of
		economic	Date of	incorporation/
Name	Relationship	ownership	incorporation	establishment	Principal activities
Tetris Media (Shanghai) Co., Ltd.	Subsidiary	100%	July 2013	The PRC	Internet marketing services and solutions
Buzzinate Company Limited	Subsidiary	100%	March 2009	Hong Kong	Technology development
OptAim Limited	Subsidiary	100%	July 2014	Cayman Islands	Investment holding
OptAim (HK) Limited	Subsidiary	100%	July 2014	Hong Kong	Investment holding
OptAim (Beijing) Information Technology Co., Ltd. (“OptAim WFOE”)	Subsidiary	100%	November 2014	The PRC	Internet marketing services and solutions
Anhui Zhiyunzhong Information Technology Co., Ltd.	Subsidiary	100%	November 2017	The PRC	Internet marketing services and solutions
Beijing OptAim Network Technology Co., Ltd. (“Beijing OptAim”)	VIE	100%	September 2012	The PRC	Internet marketing services and solutions
Zhiyunzhong (Shanghai) Technology Co., Ltd. (“Shanghai OptAim”)	VIE’s subsidiary	100%	September 2014	The PRC	Internet marketing services and solutions
Shanghai Myhayo Technology Co., Ltd. (“ Myhayo”)	VIE’s subsidiary	40%	May 2017	The PRC	Mobile content aggregator, digital advertising and marketing services
Anhui Myhayo Technology Co., Ltd. (“Anhui Myhayo”)	VIE’s subsidiary	40%	September 2018	The PRC	Mobile content aggregator, digital advertising and marketing services
Arda Holdings Limited	VIE	100%	May 2010	BVI	Treasury management